EMPLOYEE AND DIRECTOR BENEFITS (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2015
Dividend yield	0.00%
Volatility	40.79%
Expected life	7 years
Minimum [Member]
Risk-free interest rate	1.84%
Maximum [Member]
Risk-free interest rate	1.92%